Grants	12 Months Ended
Dec. 31, 2021
Grants
Grants

(19)    Grants

Details are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020
Capital grants	14,646	16,509
Interest rate grants (preference loans) (See note 21 (d))	390	499
	15,036	17,008

Interest-rate grants (preference loans) reflect the implicit interest on loans extended by the Spanish Ministry of Science and Technology as these are interest free.

Grants totaling Euros 5,608 thousand have been recognized in the consolidated statement of profit and loss for the year ended 31 December 2021 (Euros 1,683 thousand for the year ended 31 December 2020).